UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23165

CION ARES DIVERSIFIED CREDIT FUND

(Exact name of registrant as specified in charter)

3 PARK AVENUE

36TH FLOOR

NEW YORK, NEW YORK 10016

(Address of principal executive offices)(Zip code)

Eric A. Pinero
3 Park Avenue, 36th Floor
New York, New York 10016
(Name and Address of Agent for Service)

Copy to:

Michael A. Reisner	Richard Horowitz, Esq.
Mark Gatto	Matthew K. Kerfoot, Esq.
CION Ares Management, LLC	Dechert LLP
3 Park Avenue, 36th Floor	1095 Avenue of the Americas
New York, New York 10016	New York, New York 10036

Registrant’s telephone number, including area code: (646) 845-2577

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Explanatory Note:

The Registrant is filing this amendment to its Form N-CSR (the “Amendment”) for the period ended June 30, 2020, originally filed with the Securities and Exchange Commission on September 1, 2020 (Accession Number 0001104659-20-101310) (the “Original Filing”), to amend Item 1, “Report to Stockholders.” The purpose of the Amendment is solely to update the Consolidated Statement of Assets and Liabilities and the Financial Highlights to correct certain inadvertent errors therein. Other than the aforementioned, no other information or disclosures contained in the Original Filing are being amended by the Amendment.

Item 1 (as amended hereby) to the Amendment is incorporated by reference to the semi-annual report contained in Item 1 of the Original Filing. Items 2 through Item 12 to the Amendment are incorporated by reference to the Original Filing.

Item 1. Report to Stockholders.

CION ARES DIVERSIFIED CREDIT FUND

Supplement dated October 15, 2020

To

Semi-Annual Report dated June 30, 2020

This supplement contains information that replaces certain information contained in the semi-annual report dated June 30, 2020 of the CION Ares Diversified Credit Fund (the “Fund”) (the “Semi-Annual Report”). This supplement is part of, and should be read in conjunction with, the Semi-Annual Report. The Semi-Annual Report has been filed with the U.S. Securities and Exchange Commission and is available free of charge at https://www.cioninvestments.com/resources/sec-filings/or by calling (877) 822-4276. Capitalized terms used in this supplement have the same meanings as in the Semi-Annual Report, unless otherwise stated herein. The purpose of this supplement is solely to update the Consolidated Statement of Assets and Liabilities and the Financial Highlights in the Semi-Annual Report to correct certain inadvertent errors therein.

This supplement amends the indicated sections of the Semi-Annual Report as noted below and should be used in place of the information previously provided for these sections, which should be disregarded.

Consolidated Statement of Assets and Liabilities

The table on page 42 of the Semi-Annual Report in the section entitled “Consolidated Statement of Assets and Liabilities” is hereby deleted and replaced in its entirety with the following:

Common shares:
Class A:
Net Assets	$52,600,404
Shares Outstanding ($.001 par value; unlimited shares authorized)	2,263,889
Net Asset Value Per Share	$23.24
Maximum Offering Price Per Share	$24.66
Class C:
Net Assets	$62,324,116
Shares Outstanding ($.001 par value; unlimited shares authorized)	2,685,841
Net Asset Value Per Share	$23.21
Class I:
Net Assets	$404,804,389
Shares Outstanding ($.001 par value; unlimited shares authorized)	17,374,223
Net Asset Value Per Share	$23.30
Class L:
Net Assets	$6,305,421
Shares Outstanding ($.001 par value; unlimited shares authorized)	271,455
Net Asset Value Per Share	$23.23
Maximum Offering Price Per Share	$24.26
Class U:
Net Assets	$112,112,327
Shares Outstanding ($.001 par value; unlimited shares authorized)	4,812,461
Net Asset Value Per Share	$23.30
Class U-2:
Net Assets	$1,083,353
Shares Outstanding ($.001 par value; unlimited shares authorized)	46,501
Net Asset Value Per Share	$23.30
Maximum Offering Price Per Share	$23.90
Class W:
Net Assets	$36,226,198
Shares Outstanding ($.001 par value; unlimited shares authorized)	1,551,629
Net Asset Value Per Share	$23.35
Maximum Offering Price Per Share	$24.07

Financial Highlights

The table on page 48 of the Semi-Annual Report in the section entitled “Financial Highlights” is hereby deleted and replaced in its entirety with the following:

	Six Months Ended June 30, 2020 (Unaudited)		For the Period Ended December 31, 2019*		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Period from January 26, 2017 to October 31, 2017
Class A
Per share data:
Net asset value, beginning of period	$25.93		$25.44		$25.80	$25.25	$25.00
Income from investment operations:
Net investment income(a)	0.69		0.23		1.39	1.52	0.86
Net realized and unrealized gain (loss)	(2.69)		0.49		(0.36)	0.42	0.44
Total income from investment operations	(2.00)		0.72		1.03	1.94	1.30
Less distributions declared to shareholders:
From net investment income	(0.69)		(0.23)		(1.39)	(1.39)	(0.86)
From net realized gains on investments	—		—		—	—	(0.12)
From net unrealized gain on investments and foreign currency	—		—		—	—	(0.07)
Total distributions	(0.69)		(0.23)		(1.39)	(1.39)	(1.05)
Net asset value, end of period	$23.24		$25.93		$25.44	$25.80	$25.25
Total return, excluding expense support(b)	(7.08	)%(c)	2.86	%(c)	4.37%	(2.44)%	(37.12	)%(c)
Total return, including expense support(d)	(7.70	)%(c)	2.86	%(c)	4.10%	7.91%	5.32	%(c)
Ratios to average net assets/supplemental data:
Net assets, end of period	$52,600,404		$60,203,302		$54,385,716	$37,915,185	$12,864,545
Including interest expense:
Expenses, excluding expense support(e)(h)	3.23	%(f)	4.01	%(f)	4.03%	5.98%	58.85	%(f)
Expenses, including expense support(e)(g)(h)	3.85	%(f)	4.01	%(f)	4.30%	0.34%	0.00	%(f)
Excluding interest expense:
Expenses, excluding expense support(h)	2.78	%(f)	3.33	%(f)	3.38%	5.97%	58.85	%(f)
Expenses, including expense support(g)(h)	3.41	%(f)	3.33	%(f)	3.65%	0.33%	0.00	%(f)
Net investment income(e)	5.89	%(f)	5.27	%(f)	5.56%	5.91%	4.48	%(f)
Portfolio turnover rate	35.61	%(c)	5.42	%(c)	63.58%	28.36%	164.09	%(c)

* For the two month period ended December 31, 2019. See Note 1 of Notes to Financial Statements.

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return excludes expense support provided or recouped by the adviser.
(c)	Not annualized.
(d)	Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return includes expense support provided or recouped by the adviser.
(e)	Includes organizational and offering costs.
(f)	Annualized, except for certain non-recurring costs.
(g)	Includes expense support provided or recouped by the adviser.
(h)	For the six months ended June 30, 2020, the ratio of operating expenses to average net assets consisted of 1.53% of base management fees, 0.45% of the cost of borrowing, 0.62% of net expense support and 1.25% of other operating expenses. For the period ended December 31, 2019, the ratio of operating expenses to average net assets consisted of 1.56% of base management fees, 0.68% of the cost of borrowing, 0.00% of net expense support and 1.77% of other operating expenses. For the year ended October 31, 2019, the ratio of operating expenses to average net assets consisted of 1.47% of base management fees, 0.65% of the cost of borrowing, 0.27% of net expense support and 1.91% of other operating expenses. For the year ended October 31, 2018, the ratio of operating expenses to average net assets consisted of 1.49% of base management fees, 0.00% of the cost of borrowing, (5.91)% of net expense support and 4.76% of other operating expenses. For the period ended October 31, 2017, the ratio of operating expenses to average net assets consisted of 1.49% of base management fees, 0.00% of the cost of borrowing, (56.68)% of net expense support and 55.19% of other operating expenses.

Please retain this Supplement with your Semi-Annual Report.

Item 13. Exhibits.

(a)(1)	Not applicable for this filing.
(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CION ARES DIVERSIFIED CREDIT FUND

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Co-Chief Executive Officer

Date: October 15, 2020

By:	/s/ Mark Gatto
Mark Gatto
Co-President and Co-Chief Executive Officer

Date: October 15, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Co-Chief Executive Officer

Date: October 15, 2020

By:	/s/ Mark Gatto
Mark Gatto
Co-President and Co-Chief Executive Officer

Date: October 15, 2020

By:	/s/ Scott C. Lem
Scott C. Lem
Chief Financial Officer

Date: October 15, 2020